Business Combinations and Divestitures (Details 3) (Donlen Corporation, USD $)	0 Months Ended
Sep. 01, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value (in millions)	$ 75,000
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	16 years
Fair value (in millions)	65,000
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	20 years
Fair value (in millions)	7,000
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Fair value (in millions)	$ 3,000